COMMITMENTS (Narrative) (Details) (USD $)	12 Months Ended
Nov. 30, 2012
Commitments 1	5,000
Commitments 2	5,000
Commitments 3	7,000
Commitments 4	12,000
Commitments 5	5.00%
Commitments 6	600
Commitments 7	$ 480,000
Commitments 8	60,000
Commitments 9	$ 0.45